Property, Plant and Equipment - Schedule of Reconciliation of Changes in Property, Plant and Equipment (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	¥ 1,453,917	¥ 1,386,370
End of period	1,582,800	1,453,917
Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	2,191,735	2,084,124
Additions and other increases	161,758	213,738
Acquisitions through business combinations	114
Transfers	0	0
Disposals and other decreases	(42,677)	(133,553)
Deconsolidation	(4)
Reclassification to assets held for sale		(38,649)
Foreign currency translation differences	142,082	66,269
Other		(194)
End of period	2,453,007	2,191,735
Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(737,818)	(697,754)
Depreciation expenses	(132,419)	(124,404)
Impairment losses	(388)	(436)
Disposals and other decreases	36,344	86,119
Deconsolidation	3
Reclassification to assets held for sale		23,238
Foreign currency translation differences	(35,929)	(23,732)
Other		(849)
End of period	(870,207)	(737,818)
Buildings and structures
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	866,701	808,759
End of period	944,455	866,701
Buildings and structures | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	1,133,406	1,072,003
Additions and other increases	46,393	109,034
Acquisitions through business combinations	0
Transfers	30,176	27,164
Disposals and other decreases	(2,837)	(91,232)
Deconsolidation	0
Reclassification to assets held for sale		(13,413)
Foreign currency translation differences	81,440	29,853
Other		(3)
End of period	1,288,578	1,133,406
Buildings and structures | Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(266,705)	(263,244)
Depreciation expenses	(62,870)	(53,061)
Impairment losses	0	(161)
Disposals and other decreases	1,353	53,017
Deconsolidation	0
Reclassification to assets held for sale		6,319
Foreign currency translation differences	(15,901)	(9,037)
Other		(538)
End of period	(344,123)	(266,705)
Machinery and vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	311,290	314,057
End of period	340,737	311,290
Machinery and vehicles | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	686,135	659,692
Additions and other increases	20,183	22,318
Acquisitions through business combinations	79
Transfers	41,341	32,125
Disposals and other decreases	(15,389)	(24,306)
Deconsolidation	(4)
Reclassification to assets held for sale		(21,030)
Foreign currency translation differences	39,680	17,398
Other		(62)
End of period	772,024	686,135
Machinery and vehicles | Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(374,845)	(345,635)
Depreciation expenses	(54,191)	(55,794)
Impairment losses	(346)	(105)
Disposals and other decreases	13,729	18,978
Deconsolidation	3
Reclassification to assets held for sale		14,748
Foreign currency translation differences	(15,635)	(6,716)
Other		(321)
End of period	(431,287)	(374,845)
Tools, furniture, and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	40,963	43,721
End of period	44,404	40,963
Tools, furniture, and fixtures | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	133,829	128,854
Additions and other increases	7,911	8,376
Acquisitions through business combinations	35
Transfers	8,070	5,523
Disposals and other decreases	(21,253)	(14,172)
Deconsolidation	0
Reclassification to assets held for sale		(3,071)
Foreign currency translation differences	7,303	8,444
Other		(125)
End of period	135,895	133,829
Tools, furniture, and fixtures | Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(92,866)	(85,133)
Depreciation expenses	(15,358)	(15,549)
Impairment losses	(42)	(67)
Disposals and other decreases	21,154	13,508
Deconsolidation	0
Reclassification to assets held for sale		2,171
Foreign currency translation differences	(4,379)	(7,807)
Other		11
End of period	(91,491)	(92,866)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	94,804	95,669
End of period	98,243	94,804
Land | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	95,235	96,629
Additions and other increases	50	0
Acquisitions through business combinations	0
Transfers	0	(145)
Disposals and other decreases	(1,266)	(2,917)
Deconsolidation	0
Reclassification to assets held for sale		(808)
Foreign currency translation differences	4,635	2,475
Other		1
End of period	98,654	95,235
Land | Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(431)	(960)
Depreciation expenses	0	0
Impairment losses	0	0
Disposals and other decreases	33	601
Deconsolidation	0
Reclassification to assets held for sale		0
Foreign currency translation differences	(13)	(72)
Other		0
End of period	(411)	(431)
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	140,159	124,164
End of period	154,960	140,159
Construction in progress | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	143,130	126,946
Additions and other increases	87,220	74,010
Acquisitions through business combinations	0
Transfers	(79,587)	(64,667)
Disposals and other decreases	(1,932)	(926)
Deconsolidation	0
Reclassification to assets held for sale		(327)
Foreign currency translation differences	9,024	8,099
Other		(5)
End of period	157,856	143,130
Construction in progress | Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(2,971)	(2,782)
Depreciation expenses	0	0
Impairment losses	0	(103)
Disposals and other decreases	76	15
Deconsolidation	0
Reclassification to assets held for sale		0
Foreign currency translation differences	(1)	(100)
Other		(1)
End of period	¥ (2,896)	¥ (2,971)